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                                  June 2, 2006

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington DC  20549

      RE:   REGISTRATION STATEMENT ON FORM S-1 FOR TRUBION PHARMACEUTICALS, INC.

Ladies and Gentlemen:

      Transmitted herewith is the Registration Statement on Form S-1 (the "Registration Statement"), together with certain exhibits thereto, filed pursuant to the Securities Act of 1933, as amended (the "Act"), by Trubion Pharmaceuticals, Inc., a Delaware corporation ("Trubion"). The Registration Statement registers shares of Trubion's Common Stock to be offered in an initial public offering. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Trubion for five years. Please be advised that the $9,228.75 registration fee for the Registration Statement was previously transferred to the Commission's account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.

      We respectfully request that you provide us with a letter of comments (if any) regarding the Registration Statement at your earliest convenience.

      Please note that, concurrently with this filing, Trubion has submitted a request for confidential treatment pursuant to Rule 406 relating to certain exhibits to the Registration Statement.

      If you should have any questions regarding the above or the Registration Statement, please do not hesitate to call the undersigned or Mark J. Handfelt of this office at (206) 883-2500. We look forward to hearing from you soon.

                                        Very truly yours,

                                        WILSON SONSINI GOODRICH & ROSATI,
                                        Professional Corporation

                                        /s/ Patrick J. Schultheis

                                        Patrick J. Schultheis, Esq.

      cc: Peter A. Thompson, M.D.
          Trubion Pharmaceuticals, Inc.

          Mark J. Handfelt, Esq.
          Wilson Sonsini Goodrich & Rosati, Professional Corporation

          Bruce K. Dallas, Esq.
          Davis Polk & Wardwell